Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	1.83625%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,556,665.13

Principal:
Principal Collections	$28,818,868.39
Prepayments in Full	$13,592,536.58
Liquidation Proceeds	$690,171.96
Recoveries	$90,294.27
Sub Total	$43,191,871.20
Collections	$46,748,536.33

Purchase Amounts:
Purchase Amounts Related to Principal	$99,184.86
Purchase Amounts Related to Interest	$295.05
Sub Total	$99,479.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,848,016.24

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,848,016.24
Servicing Fee	$1,070,589.79	$1,070,589.79	$0.00	$0.00	$45,777,426.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,777,426.45
Interest - Class A-2a Notes	$773,696.78	$773,696.78	$0.00	$0.00	$45,003,729.67
Interest - Class A-2b Notes	$120,357.12	$120,357.12	$0.00	$0.00	$44,883,372.55
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$43,745,078.38
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$43,365,624.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,365,624.63
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$43,242,458.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,242,458.96
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$43,154,113.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,154,113.13
Regular Principal Payment	$47,568,099.58	$43,154,113.13	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,848,016.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,154,113.13
Total					$43,154,113.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$35,729,366.37	$74.25	$773,696.78	$1.61	$36,503,063.15	$75.86
Class A-2b Notes	$7,424,746.76	$74.25	$120,357.12	$1.20	$7,545,103.88	$75.45
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$43,154,113.13	$26.45	$2,623,313.32	$1.61	$45,777,426.45	$28.06

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$333,969,831.02	0.6940065	$298,240,464.65	0.6197591
Class A-2b Notes	$69,400,654.79	0.6940065	$61,975,908.03	0.6197591
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,136,050,485.81	0.6962587	$1,092,896,372.68	0.6698105

Pool Information
Weighted Average APR	3.187%	3.178%
Weighted Average Remaining Term	49.48	48.63
Number of Receivables Outstanding	49,995	49,117
Pool Balance	$1,284,707,745.66	$1,240,751,869.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,175,464,780.82	$1,135,647,633.19
Pool Factor	0.7190398	0.6944381

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$105,104,236.72
Targeted Overcollateralization Amount	$152,269,483.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,855,497.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		124	$755,113.96
(Recoveries)		28	$90,294.27
Net Loss for Current Collection Period			$664,819.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6210%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5753%
Second Prior Collection Period			0.6368%
Prior Collection Period			0.7966%
Current Collection Period			0.6318%
Four Month Average (Current and Prior Three Collection Periods)			0.6601%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1040	$5,086,290.89
(Cumulative Recoveries)			$251,776.39
Cumulative Net Loss for All Collection Periods			$4,834,514.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2706%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,890.66
Average Net Loss for Receivables that have experienced a Realized Loss			$4,648.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.90%	396	$11,213,012.43
61-90 Days Delinquent	0.13%	57	$1,645,516.16
91-120 Days Delinquent	0.04%	14	$487,694.43
Over 120 Days Delinquent	0.03%	9	$332,670.78
Total Delinquent Receivables	1.10%	476	$13,678,893.80

Repossession Inventory:
Repossessed in the Current Collection Period		44	$1,297,562.09
Total Repossessed Inventory		67	$2,186,177.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0943%
Prior Collection Period			0.1440%
Current Collection Period			0.1629%
Three Month Average			0.1337%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1987%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer